INVENTORY (Tables)	2 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Finished goods	1,549,425	1,421,541
Work in process	1,136,096	1,139,116
Raw materials	180,533	148,064
	2,866,054	2,708,721